Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Convertible Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Common Class A [Member]	Total
Balance at Dec. 31, 2023		$ 5,588	$ 833	$ 9,071,745	$ (5,064,955)		$ 4,013,211
Balance, shares at Dec. 31, 2023		5,588,298	833,334
Class A common stock issued for services		$ 57		71,321			71,378
Class A common stock issued for services, shares		56,992
Warrants exercised for cash		$ 131		849,998			850,129
Warrants exercised for cash, shares		130,789
Class A common stock and warrants issued for cash		$ 3,203		1,615,818			1,619,021
Conversion of Class B common stock to Class A common stock, shares		3,203,125
Amortization of options - Employees & Consultants				59,803			59,803
Stock options issued for directors’ fees				24,267			24,267
Net income (loss)					(3,759,238)		(3,759,238)
Balance at Dec. 31, 2024		$ 8,979	$ 833	11,692,952	(8,824,193)		2,878,571
Balance, shares at Dec. 31, 2024		8,979,204	833,334
Class A common stock issued for services		$ 4		2,582			2,582
Class A common stock issued for services, shares		3,500
Warrants exercised for cash		$ 23		14,777			14,800
Warrants exercised for cash, shares		23,125
Conversion of Class B common stock to Class A common stock, shares		2,333,340	(233,334)
Amortization of options - Employees & Consultants				16,275			16,275
Stock options issued for directors’ fees				16,669			16,669
Net income (loss)					(472,265)		(472,265)
Conversion of Class B common stock to Class A common stock		2,333	(233)	(2,100)
Balance at Mar. 31, 2025		$ 11,339	$ 600	11,741,155	(9,296,458)		2,456,636
Balance, shares at Mar. 31, 2025		11,339,169	600,000
Balance at Dec. 31, 2024		$ 8,979	$ 833	11,692,952	(8,824,193)		2,878,571
Balance, shares at Dec. 31, 2024		8,979,204	833,334
Class A common stock issued for services, shares						3,500
Net income (loss)							(535,861)
Balance at Jun. 30, 2025		$ 11,339	$ 600	11,762,278	(9,360,054)		2,414,163
Balance, shares at Jun. 30, 2025		11,339,169	600,000
Balance at Dec. 31, 2024		$ 8,979	$ 833	11,692,952	(8,824,193)		2,878,571
Balance, shares at Dec. 31, 2024		8,979,204	833,334
Class A common stock issued for services		$ 4		2,582		$ 38,498	2,586
Class A common stock issued for services, shares		3,500				3,500
Warrants exercised for cash		$ 23		14,777			14,800
Warrants exercised for cash, shares		23,125
Amortization of options - Employees & Consultants				60,056			60,056
Net income (loss)					(896,333)		(896,333)
Conversion of Class B common stock to Class A common stock		$ 2,333	$ (233)	(2,100)
Conversion of Class B common stock to Class A common stock, shares		2,333,340	(233,334)
Amortization of Class A common stock options issued for services				38,498			38,498
Balance at Dec. 31, 2025		$ 11,339	$ 600	11,806,765	(9,720,526)		2,098,178
Balance, shares at Dec. 31, 2025		11,339,169	600,000
Balance at Mar. 31, 2025		$ 11,339	$ 600	11,741,155	(9,296,458)		2,456,636
Balance, shares at Mar. 31, 2025		11,339,169	600,000
Amortization of options - Employees & Consultants				13,980			13,980
Stock options issued for directors’ fees				7,143			7,143
Net income (loss)					(63,596)		(63,596)
Balance at Jun. 30, 2025		$ 11,339	$ 600	11,762,278	(9,360,054)		2,414,163
Balance, shares at Jun. 30, 2025		11,339,169	600,000
Balance at Dec. 31, 2025		$ 11,339	$ 600	11,806,765	(9,720,526)		2,098,178
Balance, shares at Dec. 31, 2025		11,339,169	600,000
Amortization of options - Employees & Consultants				22,847			22,847
Net income (loss)					240,979		240,979
Amortization of Class A common stock options issued for services				497			497
Balance at Mar. 31, 2026		$ 11,339	$ 600	11,830,109	(9,479,547)		2,362,501
Balance, shares at Mar. 31, 2026		11,339,169	600,000
Balance at Dec. 31, 2025		$ 11,339	$ 600	11,806,765	(9,720,526)		2,098,178
Balance, shares at Dec. 31, 2025		11,339,169	600,000
Class A common stock issued for services						$ 994
Net income (loss)							491,221
Balance at Jun. 30, 2026		$ 13,839	$ 350	11,848,954	(9,229,305)		2,633,838
Balance, shares at Jun. 30, 2026		13,839,169	350,000
Balance at Mar. 31, 2026		$ 11,339	$ 600	11,830,109	(9,479,547)		2,362,501
Balance, shares at Mar. 31, 2026		11,339,169	600,000
Conversion of Class B common stock to Class A common stock, shares		2,500,000	(250,000)
Amortization of options - Employees & Consultants				20,598			20,598
Net income (loss)					250,242		250,242
Conversion of Class B common stock to Class A common stock		2,500	(250)	(2,250)
Amortization of Class A common stock options issued for services				497			497
Balance at Jun. 30, 2026		$ 13,839	$ 350	$ 11,848,954	$ (9,229,305)		$ 2,633,838
Balance, shares at Jun. 30, 2026		13,839,169	350,000